Share of results of associates - Summary of Share of Results of Associates (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of associates [abstract]
Share of profit before interest and taxation	£ 123.8	£ 145.1		£ 97.1
Share of exceptional (losses)/gains	(41.7)	0.8		(15.2)
Share of interest and non-controlling interests	(9.7)	(7.8)		(4.7)
Share of taxation	(28.9)	(24.6)		(27.4)
Share of profit loss of associates accounted for using equity method	£ 43.5	£ 113.5	[1]	£ 49.8	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.